Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 29, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Managers AMG FQ Global Essentials Fund (Prospectus Summary): | Managers AMG FQ Global Essentials Fund
Managers AMG FQ Global Essentials Fund

MANAGERS TRUST I

Managers AMG FQ Global Essentials Fund

Supplement dated July 1, 2012 to the Prospectus dated March 1, 2012, as supplemented May 25, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Essentials Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus dated March 1, 2012, as supplemented May 25, 2012 (the “Prospectus”).

At a meeting held on June 21-22, 2012, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least March 1, 2014, to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Institutional Class, Service Class, and Investor Class shares, to 0.89%, 1.07% and 1.39% of average daily net assets, respectively. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 0.99%, 1.17%, and 1.49%, of such classes respectively.

Effective July 1, 2012, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 14 of the Prospectus are hereby replaced with the following:

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Global Essentials Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.67%	0.60%	0.42%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[1]	1.74%	1.42%	1.24%
Fee Waiver and Expense Reimbursements	[2]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.61%	1.29%	1.11%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.49%, 1.24% and 0.99%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees. Fee Waiver and Expense Reimbursements rounds to less than 0.01%.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ Global Essentials Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	168	540	936	2,045
Service Class	136	441	768	1,695
Institutional Class	118	385	673	1,492

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Managers AMG FQ Global Essentials Fund (Prospectus Summary): | Managers AMG FQ Global Essentials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers AMG FQ Global Essentials Fund
Supplement Text	ck0000882443_SupplementTextBlock

MANAGERS TRUST I

Managers AMG FQ Global Essentials Fund

Supplement dated July 1, 2012 to the Prospectus dated March 1, 2012, as supplemented May 25, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Essentials Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus dated March 1, 2012, as supplemented May 25, 2012 (the “Prospectus”).

At a meeting held on June 21-22, 2012, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least March 1, 2014, to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Institutional Class, Service Class, and Investor Class shares, to 0.89%, 1.07% and 1.39% of average daily net assets, respectively. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 0.99%, 1.17%, and 1.49%, of such classes respectively.

Effective July 1, 2012, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 14 of the Prospectus are hereby replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Supplement Closing	ck0000882443_SupplementClosingTextBlock	PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE
Managers AMG FQ Global Essentials Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAFX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,492
Managers AMG FQ Global Essentials Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAVX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,045
Managers AMG FQ Global Essentials Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMASX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,695

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.49%, 1.24% and 0.99%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees. Fee Waiver and Expense Reimbursements rounds to less than 0.01%.